Goodwill	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Goodwill
12.	GOODWILL

	December 31,
	2018	2019
	RMB	RMB
Cost:
Goodwill arising from acquisition of CDMA business	29,922	29,923

On October 1, 2008, the Group acquired the CDMA mobile communication business and related assets and liabilities, which also included the entire equity interests of China Unicom (Macau) Company Limited (currently known as China Telecom (Macau) Company Limited) and 99.5% equity interests of Unicom Huasheng Telecommunications Technology Company Limited (currently known as Tianyi Telecom Terminals Company Limited) (collectively the “CDMA business”) from China Unicom Limited and China Unicom Corporation Limited (collectively “China Unicom”). The purchase price of the business combination was RMB43,800, which was fully settled as of December 31, 2010. In addition, pursuant to the acquisition agreement, the Group acquired the customer-related assets and assumed the customer-related liabilities of CDMA business for a net settlement amount of RMB3,471 due from China Unicom. This amount was subsequently settled by China Unicom in 2009. The business combination was accounted for using the purchase method.
The goodwill recognized in the business combination is attributable to the skills and technical talent of the acquired business’s workforce, and the synergies expected to be achieved from integrating and combining the CDMA mobile communication business into the Group’s telecommunications business.
For the purpose of goodwill impairment testing, the goodwill arising from the acquisition of CDMA business was allocated to the appropriate cash-generating unit of the Group, which is the Group’s telecommunications business. The recoverable amount of the Group’s telecommunications business is estimated based on the value in use model, which considers the Group’s financial budgets covering a five-year period and a pre-tax
discount rate of 9.2% (2018: 9.4%).
Cash flows beyond the five-year period are extrapolated using a steady
1.5%

growth rate (2018: 1.5%)
. Management performed impairment tests for the goodwill at the end of the reporting period and determined that goodwill was not impaired. Management believes any reasonably possible change in the key assumptions on which the recoverable amount is based would not cause its recoverable amount to be less than carrying amount.
Key assumptions used for the value in use calculation model are the number of subscribers, average revenue per subscriber and gross margin. Management determined the number of subscribers, average revenue per subscriber and gross margin based on historical trends and financial information and operational data.